Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Office electronic equipment	20,448	-	-
Office fixtures and furniture	155,461	155,461	22,825
Vehicles	1,201,452	1,201,452	176,402
Subtotal	1,377,361	1,356,913	199,227
Less: accumulated depreciation	(1,250,199)	(1,280,124)	(187,952)
Total	127,162	76,789	11,275